CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash	$ 2,663,171	$ 212,243	$ 25,759
Accounts receivable net	240,214	225,899	86,697
Inventory, net	76,475	43,513	58,879
Prepaid expenses and other current assets	195,481	249,454	63,050
Total current assets	3,175,341	731,109	234,385
Property and equipment, net	98,109	34,446	15,700
Capitalized patents, net	9,502	11,792	16,328
Lease right of use, net	112,827	0	0
Total other assets	122,329	11,792	16,328
Total assets	3,395,779	777,347	266,413
Current liabilities
Accounts payable and accrued liabilities, including related parties	528,640	571,828	960,725
Accrued compensation	969,226	2,515,256	3,955,190
Deferred revenue	727,261	18,895	0
Current portion of lease liability	18,898	0	0
Note payable	0	97,743	210,888
Note payable - related party	35,000	131,722	0
Convertible notes, net of discount of $497,961	0	157,039	0
Convertible notes, related party - net of discount of $30,913	0	9,087	0
Total current liabilities	2,279,025	3,501,570	5,126,803
Note payable - long term	0	0	131,722
Commitments and contingencies (Note 12)
Lease liability	94,173	0	0
Deferred revenue	3,928,571	0	0
Convertible notes, net of discount	232,960	0	0
Convertible notes, net of discount – related party	20,072	0	0
Total liabilities	6,554,801	3,501,570	5,258,525
Stockholders’ deficiency
Preferred Stock, $.0001 par value; 100,000,000 shares authorized; No shares issued and outstanding as of June 30, 2019 and December 31 2018, respectively	0	0	0
Common Stock, $.0001 par value; 200,000,000 shares authorized; 155,546,112 and 154,292,497 and 142,132,374 issued and outstanding as of June 30, 2019 and December 31, 2018 and 2017, respectively	15,554	15,429	14,213
Additional paid-in capital	19,246,768	18,981,570	13,638,806
Accumulated deficit	(22,421,344)	(21,721,222)	(18,645,131)
Total stockholders’ deficiency	(3,159,022)	(2,724,223)	(4,992,112)
Total liabilities and stockholders' deficiency	$ 3,395,779	$ 777,347	$ 266,413